Investments Accounted for Using Equity Method - Reconciliation of Summarized Financial Information to Carrying Amount of Interest in Associate (Vanguard International Semiconductor Corporation) (Detail)
$ in Millions, $ in Millions
	3 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2016 TWD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of associates [line items]
Carrying amount of the investment		$ 19,585.3	$ 17,731.8	$ 598.2
Vanguard International Semiconductor Corporation [member]
Disclosure of associates [line items]
Net assets		$ 28,384.5
Percentage of ownership	28.30%	28.00%
The Company's share of net assets of the associate		$ 8,038.5
Goodwill		626.5
Carrying amount of the investment		$ 8,665.0	$ 8,465.0